The Consumer Staples Select Sector SPDR Premium Income Fund Expense Example - The Consumer Staples Select Sector SPDR Premium Income Fund - The Consumer Staples Select Sector SPDR Premium Income Fund	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113